Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Operating Lease by lessee	$ 0	$ 0	$ 24,563
Less Than 1 year [Member]
Statement [Line Items]
Operating Lease by lessee	0	0	5,685
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	0	0	5,907
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessee	$ 0	$ 0	$ 12,971